UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 1270 Avenue of the Americas
         27th Floor
         New York, NY  10020

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     May 12, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $704,106 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    25721   286672 SH       SOLE                   286672        0        0
AMERICAN FINL RLTY TR          COM              02607P305    19456  1147826 SH       SOLE                  1147826        0        0
AMERICAN MGMT SYS INC          COM              027352103    17635   919407 SH       SOLE                   919407        0        0
ANTHEM INC                     COM              03674B104    29997   330939 SH       SOLE                   330939        0        0
BISYS GROUP INC                COM              055472104    14543   867698 SH       SOLE                   867698        0        0
BOISE CASCADE CORP             COM              097383103    67245  1940665 SH       SOLE                  1940665        0        0
CAPITALSOURCE INC              COM              14055X102     5973   266020 SH       SOLE                   266020        0        0
CASH AMER INTL INC             COM              14754D100    12903   559772 SH       SOLE                   559772        0        0
CONSECO INC                    COM NEW          208464883    12507   540000 SH       SOLE                   540000        0        0
DONNELLEY R R & SONS CO        COM              257867101    41277  1364499 SH       SOLE                  1364499        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102    12176   495563 SH       SOLE                   495563        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    39361   715131 SH       SOLE                   715131        0        0
FOX ENTMT GROUP INC            CL A             35138T107    20309   749395 SH       SOLE                   749395        0        0
HILLENBRAND INDS INC           COM              431573104    18976   279501 SH       SOLE                   279501        0        0
IKON OFFICE SOLUTIONS INC      COM              451713101    35262  2754843 SH       SOLE                  2754843        0        0
INFOSPACE INC                  COM NEW          45678T201    68130  1752756 SH       SOLE                  1752756        0        0
KMART HLDG CORPORATION         COM              498780105    33649   811204 SH       SOLE                   811204        0        0
LOUDEYE CORP                   COM              545754103     8525  4658359 SH       SOLE                  4658359        0        0
MENTOR CORP MINN               COM              587188103    28532   947900 SH       SOLE                   947900        0        0
NBTY INC                       COM              628782104    33582   903216 SH       SOLE                   903216        0        0
PENTAIR INC                    COM              709631105    10388   176051 SH       SOLE                   176051        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    20608   742595 SH       SOLE                   742595        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105     3702   130300 SH       SOLE                   130300        0        0
SABRE HLDGS CORP               CL A             785905100      497    20000 SH       SOLE                    20000        0        0
SCO GROUP INC                  COM              78403A106     1351   157234 SH       SOLE                   157234        0        0
SHERWIN WILLIAMS CO            COM              824348106    27182   707302 SH       SOLE                   707302        0        0
TOO INC                        COM              890333107    13154   627856 SH       SOLE                   627856        0        0
TYCO INTL LTD NEW              COM              902124106    24111   841549 SH       SOLE                   841549        0        0
VIACOM INC                     CL B             925524308    18827   480149 SH       SOLE                   480149        0        0
VIAD CORP                      COM              92552R109    16451   680613 SH       SOLE                   680613        0        0
XEROX CORP                     COM              984121103    11145   764871 SH       SOLE                   764871        0        0
YELLOW ROADWAY CORP            COM              985577105    10931   324348 SH       SOLE                   324348        0        0